Other comprehensive income (loss) - FY	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Other comprehensive income (loss) [Abstract]
Other comprehensive income (loss)
11.	Other comprehensive income (loss)

The following table summarizes the components of other comprehensive income (loss):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	(in thousands)
Unrealized gains (losses) arising during the period, before income taxes	$(2)	$177	$8,077	$(1,673)
Income taxes	1	(61)	(2,826)	586
Unrealized gains (losses) arising during the period, net of income taxes	(1)	116	5,251	(1,087)
Less reclassification adjustment:
Net realized investment gains (losses)	—	(4)	361	12
Income taxes	—	2	(126)	(4)
Reclassification adjustment included in net income	—	(2)	235	8
Other comprehensive income (loss)	$(1)	$118	$5,016	$(1,095)

The sale of an available-for-sale security results in amounts being reclassified from accumulated other comprehensive income to realized gains or losses in current period earnings. The related tax effect of the reclassification adjustment is recorded in income tax expense in current period earnings. See Note 2 for additional information.

14.	Other comprehensive income (loss)

The following table summarizes the components of other comprehensive income (loss):

	Year Ending December 31,
	2015	2014	2013
	(in thousands)
Unrealized gains (losses) arising during the period, before income taxes	$(2,347)	$4,691	$(4,748)
Income taxes	821	(1,642)	1,662
Unrealized gains (losses) arising during the period, net of income taxes	(1,526)	3,049	(3,086)
Less reclassification adjustment:
Net realized investment gains	57	197	44
Income taxes	(20)	(69)	(15)
Reclassification adjustment included in net income	37	128	29
Other comprehensive income (loss)	$(1,563)	$2,921	$(3,115)